Other Accounts Payable (Details) S/ in Thousands, $ in Millions					12 Months Ended
	Dec. 27, 2023 PEN (S/)	Dec. 27, 2023 USD ($)	Sep. 15, 2022 PEN (S/)	Sep. 15, 2022 USD ($)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2023 USD ($)
Other Accounts Payable (Details) [Line Items]
Civil penalty			S/ 333,300	$ 40.7
Civil penalty term			12 years	12 years
Civil compensation	S/ 10,300	$ 1.2
Balance amount of civil compensation | $						$ 39.5
Advance received					S/ 1,118,139		S/ 807,761
Advances from customers					S/ 241,469		365,730
Construction contract					20.00%	20.00%
Design and construction project balance amount					S/ 2,500		12,500
Expenses					7,137		6,849		S/ 8,463
Other accounts payable					3,761		3,103
Agreement amount (in Dollars) | $											$ 4.0
Acquired an additional percentage										13.69%
Total purchase price										S/ 51,100
Outstanding balance transaction amount					6,900		9,300
Royalties recorded amount					9,200		9,300
Expenses [Member]
Other Accounts Payable (Details) [Line Items]
Expenses							41,600		S/ 38,100
Parques de Comas [Member]
Other Accounts Payable (Details) [Line Items]
Advances from customers					64,500		74,800
Parques de Huancayo [Member]
Other Accounts Payable (Details) [Line Items]
Advances from customers					2,600		3,600
Parques de Carabayllo [Member]
Other Accounts Payable (Details) [Line Items]
Advances from customers					4,700		5,200
Parques del Callao [Member]
Other Accounts Payable (Details) [Line Items]
Advances from customers					1,400		1,500
Other minors [Member]
Other Accounts Payable (Details) [Line Items]
Advances from customers					400		600
Service contracts completion work amount					900		1,200
Parque Arauco La Molina Shopping Center [Member]
Other Accounts Payable (Details) [Line Items]
Amount of the contract					119,700
Empresa de Generacion Electrica Machupichu S.A. [Member]
Other Accounts Payable (Details) [Line Items]
Obligations arbitration amount					40,800		38,100
Andritz Hydro S.A. [Member]
Other Accounts Payable (Details) [Line Items]
Obligations arbitration amount					23,600		31,700
SEDAPAL S.A. [Member]
Other Accounts Payable (Details) [Line Items]
Obligations arbitration amount					2,800		2,800
Programa Subsectorial de Irrigaciones - PSI [Member]
Other Accounts Payable (Details) [Line Items]
Obligations arbitration amount					900		700
Consorcio Constructor Ductos del Sur [Member]
Other Accounts Payable (Details) [Line Items]
Other accounts payable					16,700		25,600
Cumbra Peru S.A. [Member]
Other Accounts Payable (Details) [Line Items]
Service contracts completion work amount					7,900		6,600
Consorcio Inti Punku [Member]
Other Accounts Payable (Details) [Line Items]
Service contracts completion work amount					5,700		2,500
Vial y Vives - DSD [Member]
Other Accounts Payable (Details) [Line Items]
Service contracts completion work amount					4,800		2,500
Unna Energia S.A. [Member]
Other Accounts Payable (Details) [Line Items]
Service contracts completion work amount					1,800		1,600
Viva Negocio Inmobiliario S.A.C. [Member]
Other Accounts Payable (Details) [Line Items]
Service contracts completion work amount					3,400		4,100
Top of Range [Member[
Other Accounts Payable (Details) [Line Items]
Legal interest rate			3.55%	3.55%
Balance amount of civil compensation					469,800
Mining sector value | $								$ 87.3
Balance mining sector project valued					35,900
Bottom of Range [Member]
Other Accounts Payable (Details) [Line Items]
Legal interest rate			1.90%	1.90%
Balance amount of civil compensation					323,000
Mining sector value							333,100
Balance mining sector project valued							33,200
Jorge Chavez Airport [Member]
Other Accounts Payable (Details) [Line Items]
Advance received					S/ 93,700		S/ 88,100